Net Income (Loss) Per Share Net Income (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of Net (Loss) Income Per Share	Net Income (Loss) Per Share

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	$	$	$	$
Net income (loss) attributable to the shareholders of Teekay Corporation – basic and diluted	21,723	(39,485)	(28,082)	(123,742)
Weighted average number of common shares	101,107,362	100,783,496	100,997,456	100,652,685
Dilutive effect of stock-based compensation	89,021	—	—	—
Common stock and common stock equivalents	101,196,383	100,783,496	100,997,456	100,652,685
Income (loss) per common share:
- Basic	0.21	(0.39)	(0.28)	(1.23)
- Diluted	0.21	(0.39)	(0.28)	(1.23)